Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 166	$ 157	$ 276	$ 309	$ 238
Other comprehensive (loss) income, net of tax:
Pension and postretirement benefit plans, net of tax	1	2	15	91	61
Foreign currency translation loss	(26)	(6)	5	(42)	(24)
Other comprehensive loss, net of tax	(25)	(4)	20	49	35
Comprehensive income	141	153	296	358	273
Less: comprehensive income attributable to non-controlling interests	8	7	16	15	14
Comprehensive income attributable to stockholders of UL Solutions	$ 133	$ 146	$ 280	$ 343	$ 259